Quarterly Holdings Report
for

Fidelity Flex℠ Freedom Blend 2030 Fund (formerly Fidelity Flex℠ Freedom 2030 Fund)

December 31, 2019

Z30-QTLY-0220
1.9884241.102

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	610	$9,172
Fidelity Series Commodity Strategy Fund (a)	916	4,358
Fidelity Series Large Cap Growth Index Fund (a)	616	7,195
Fidelity Series Large Cap Stock Fund (a)	455	7,214
Fidelity Series Large Cap Value Index Fund (a)	1,027	13,542
Fidelity Series Small Cap Opportunities Fund (a)	262	3,669
Fidelity Series Value Discovery Fund (a)	316	4,288
TOTAL DOMESTIC EQUITY FUNDS
(Cost $47,170)		49,438

International Equity Funds - 31.2%
Fidelity Series Canada Fund (a)	127	1,437
Fidelity Series Emerging Markets Fund (a)	129	1,262
Fidelity Series Emerging Markets Opportunities Fund (a)	562	11,593
Fidelity Series International Growth Fund (a)	443	7,759
Fidelity Series International Index Fund (a)	245	2,605
Fidelity Series International Small Cap Fund (a)	135	2,332
Fidelity Series International Value Fund (a)	783	7,755
Fidelity Series Overseas Fund (a)	383	4,127
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,360)		38,870

Bond Funds - 28.3%
Fidelity Series Corporate Bond Fund (a)	464	4,974
Fidelity Series Emerging Markets Debt Fund (a)	82	789
Fidelity Series Floating Rate High Income Fund (a)	19	178
Fidelity Series Government Bond Index Fund (a)	647	6,767
Fidelity Series High Income Fund (a)	94	902
Fidelity Series Inflation-Protected Bond Index Fund (a)	575	5,783
Fidelity Series International Credit Fund (a)	6	63
Fidelity Series Investment Grade Bond Fund (a)	617	7,140
Fidelity Series Investment Grade Securitized Fund (a)	477	4,914
Fidelity Series Long-Term Treasury Bond Index Fund (a)	358	3,150
Fidelity Series Real Estate Income Fund (a)	51	570
TOTAL BOND FUNDS
(Cost $35,045)		35,230

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	207	207
Fidelity Series Short-Term Credit Fund (a)	21	208
Fidelity Series Treasury Bill Index Fund (a)	62	622
TOTAL SHORT-TERM FUNDS
(Cost $1,033)		1,037
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $119,608)		124,575
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$124,578

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,003	$64	$2,193	$--	$(303)	$429	$--
Fidelity Series Blue Chip Growth Fund	3,608	6,899	1,999	448	79	585	9,172
Fidelity Series Canada Fund	868	508	30	26	1	90	1,437
Fidelity Series Commodity Strategy Fund	3,337	1,139	126	64	(11)	19	4,358
Fidelity Series Corporate Bond Fund	--	4,971	--	60	--	3	4,974
Fidelity Series Emerging Markets Debt Fund	784	58	54	35	(3)	4	789
Fidelity Series Emerging Markets Fund	927	326	--	28	--	9	1,262
Fidelity Series Emerging Markets Opportunities Fund	8,384	2,169	96	281	5	1,131	11,593
Fidelity Series Floating Rate High Income Fund	168	9	--	8	--	1	178
Fidelity Series Government Bond Index Fund	--	6,863	3	55	--	(93)	6,767
Fidelity Series Government Money Market Fund 1.65%	1,475	666	1,934	19	--	--	207
Fidelity Series Growth Company Fund	7,314	25	7,625	--	680	(394)	--
Fidelity Series High Income Fund	842	52	9	43	--	17	902
Fidelity Series Inflation-Protected Bond Index Fund	1,794	3,941	--	67	--	48	5,783
Fidelity Series International Credit Fund	59	3	--	4	--	1	63
Fidelity Series International Growth Fund	8,091	918	2,408	272	150	1,008	7,759
Fidelity Series International Index Fund	--	2,493	1	49	--	113	2,605
Fidelity Series International Small Cap Fund	1,941	323	157	96	(13)	238	2,332
Fidelity Series International Value Fund	8,038	1,467	2,269	302	(168)	687	7,755
Fidelity Series Intrinsic Opportunities Fund	8,986	479	9,134	343	(587)	256	--
Fidelity Series Investment Grade Bond Fund	17,708	4,177	15,377	337	313	319	7,140
Fidelity Series Investment Grade Securitized Fund	--	4,962	3	74	--	(45)	4,914
Fidelity Series Large Cap Growth Index Fund	--	7,737	1,142	88	39	561	7,195
Fidelity Series Large Cap Stock Fund	7,794	717	1,904	519	27	580	7,214
Fidelity Series Large Cap Value Index Fund	2,173	13,059	1,920	817	32	198	13,542
Fidelity Series Long-Term Treasury Bond Index Fund	6,438	998	4,641	318	521	(166)	3,150
Fidelity Series Opportunistic Insights Fund	3,933	42	4,174	--	238	(39)	--
Fidelity Series Overseas Fund	--	3,806	--	15	--	321	4,127
Fidelity Series Real Estate Income Fund	524	44	9	33	--	11	570
Fidelity Series Short-Term Credit Fund	369	187	353	7	4	1	208
Fidelity Series Small Cap Discovery Fund	1,054	23	1,099	23	(10)	32	--
Fidelity Series Small Cap Opportunities Fund	3,228	975	704	208	(39)	209	3,669
Fidelity Series Stock Selector Large Cap Value Fund	5,922	20	6,291	--	(30)	379	--
Fidelity Series Treasury Bill Index Fund	--	767	145	3	--	--	622
Fidelity Series Value Discovery Fund	4,207	635	917	165	--	363	4,288
	$111,969	$71,522	$66,717	$4,807	$925	$6,876	$124,575

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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